LEASE LIABILITIES - Disclosure for amount recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Interest on lease liabilities	$ (73)	$ (84)
Expenses related to short-term leases	$ (649)	$ (388)